WARRANTY LIABILITIES	12 Months Ended
Jun. 30, 2012
Warranty Liability [Abstract]
Warranty Liability Disclosure [Text Block]

NOTE 13 - WARRANTY LIABILITIES

	June 30,
	2011	2012

Beginning balance	$1,916,654	$2,798,800
Expense accrued	1,912,880	3,031,835
Expense incurred	(1,143,953)	(2,319,630)
Exchange difference	113,219	64,915

	$2,798,800	$3,575,920